Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000010158 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000010158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000010158 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000010158 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000010158 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000010158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000010158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000010158 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010158 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000010158 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010160 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000010160 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000010160 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000010160 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010160 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010160 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000010160 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000010160 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000010160 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000010160 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010160 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000010160 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010157 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000010157 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000010157 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000010157 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010157 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010157 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000010157 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000010157 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000010157 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000010157 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010157 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000010157 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000077259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000077259 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000077259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000077259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000077259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000077259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077259 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173559 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000173559 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000173559 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000173559 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173559 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000173559 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000173559 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173559 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000173559 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000173559 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173559 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000173559 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173560 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000173560 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000173560 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000173560 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173560 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000173560 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000173560 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173560 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000173560 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000173560 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173560 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000173560 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106055 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000106055 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000106055 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000106055 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106055 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000106055 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000106055 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000106055 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000106055 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000106055 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000106055 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000106055 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000106056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000106056 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000106056 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106056 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000106056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000106056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000106056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000106056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000106056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000106056 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000106056 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000010744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000010744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000010744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000010744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000010744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000010744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000010744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000010744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010744 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000010746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000010746 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000010746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000010746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000010746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000010746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000010746 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000010746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010746 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000010743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000010743 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000010743 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000010743 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000010743 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000010743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000010743 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010743 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000010743 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000010743 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000098140 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000098140 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000098140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000098140 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098140 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000098140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000098140 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000098140 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000098140 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000098140 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000098140 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000098140 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000173561 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000173561 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000173561 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000173561 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000173561 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173561 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000173561 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000173561 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000173561 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000173561 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173561 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173561 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000173562 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000173562 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000173562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000173562 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000173562 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173562 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000173562 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000173562 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000173562 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000173562 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173562 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173562 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000098141 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000098141 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000098141 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000098141 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098141 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000098141 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000098141 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000098141 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000098141 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000098141 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000098141 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000098141 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000109963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000109963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000109963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000109963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000109963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000109963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000109963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000109963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000109963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000109963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000109963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000109963 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010748 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000010748 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000010748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000010748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000010748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000010748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000010748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000010748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000010748 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000010748 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000010748 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000010750 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010750 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000010750 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000010750 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000010750 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000010750 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000010750 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000010750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000010750 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000010750 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000010750 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000010750 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000010747 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000010747 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000010747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000010747 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000010747 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000010747 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000010747 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000010747 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000010747 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000010747 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000010747 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000010747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000173239 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000173239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000173239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000173239 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000173239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000173239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173239 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173239 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000010793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000010793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000010793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000010793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000010793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000010793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000010793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000010793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000010793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000010793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010793 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010795 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000010795 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000010795 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000010795 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000010795 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000010795 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000010795 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000010795 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000010795 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000010795 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010795 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000010792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000010792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000010792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000010792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000010792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000010792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000010792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000010792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000010792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010792 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173563 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173563 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000173563 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173563 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000173563 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000173563 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000173563 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000173563 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000173563 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173563 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173564 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173564 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000173564 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173564 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000173564 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000173564 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000173564 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000173564 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000173564 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173564 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000162349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000162349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000162349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000162349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000162349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000162349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000162349 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000162349 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162349 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010798 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000010798 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010798 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000010798 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000010798 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000010798 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000010798 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000010798 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000010798 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000010800 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000010800 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010800 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000010800 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000010800 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000010800 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000010800 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000010800 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000010800 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000010797 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000010797 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010797 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000010797 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000010797 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000010797 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000010797 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000010797 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000010797 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000070644 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000070644 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000070644 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000070644 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000070644 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000070644 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000070644 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000070644 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000070644 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000173565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000173565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000173565 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000173565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000173565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000173565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000173565 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000173565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000173566 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000173566 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000173566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000173566 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000173566 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000173566 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000173566 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000173566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000076449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000076449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000076449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000076449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000076449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000076449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000076449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000076449 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000076449 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000093777 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000093777 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000093777 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000093777 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000093777 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000093777 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000093777 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000093777 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000093777 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000010803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000010803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000010803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000010803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000010803 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000010803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000010803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000010803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000010803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000010803 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000010805 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000010805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000010805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000010805 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000010805 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000010805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010805 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000010805 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000010805 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000010805 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000010805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000010802 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000010802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000010802 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000010802 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000010802 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000010802 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010802 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010802 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000010802 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000010802 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000010802 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000010802 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000070645 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000070645 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000070645 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000070645 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000070645 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000070645 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000070645 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000070645 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000070645 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000070645 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000070645 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000070645 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205210 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205210 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000205210 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000205210 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205210 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205210 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000205210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000205210 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000205210 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205210 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205209 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000205209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000205209 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205209 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000205209 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000205209 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000205209 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205209 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033523 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000033523 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000033523 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000033523 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000033523 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000033523 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000033523 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000033523 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000033523 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000033523 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000033523 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000033523 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000093778 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000093778 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000093778 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000093778 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000093778 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000093778 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000093778 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000093778 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000093778 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000093778 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000093778 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000093778 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000010813 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000010813 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000010813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000010813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000010813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000010813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000010813 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000010813 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000010813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000010815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000010815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000010815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000010815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000010815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000010815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000010815 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000010815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000010811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000010811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000010811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000010811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000010811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000010811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000010811 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000010811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000010812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000010812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000010812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000010812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000010812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000010812 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000010812 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000010812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000070647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000070647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000070647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000070647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000070647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000070647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000070647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000070647 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070647 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000190882 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000190882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000190882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000190882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000190882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000190882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000190882 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000190882 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000190883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000190883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000190883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000190883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000190883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000190883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000190883 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000190883 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000173240 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000173240 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000173240 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000173240 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000173240 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173240 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000173240 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000173240 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173240 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093779 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000093779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000093779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000093779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000093779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000093779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000093779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000093779 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000093779 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000010894 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000010894 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000010894 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000010894 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000010894 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000010894 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000010894 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000010894 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000010894 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000010894 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000010894 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000010894 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000010896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000010896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000010896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000010896 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000010896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000010896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000010896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000010896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000010896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000010896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000010896 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000010896 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000010893 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000010893 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000010893 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000010893 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000010893 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000010893 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000010893 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000010893 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000010893 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000010893 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000010893 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000010893 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000070648 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000070648 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000070648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000070648 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000070648 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000070648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000070648 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000070648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000070648 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000070648 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000070648 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173568 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000173568 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000173568 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000173568 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000173568 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173568 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000173568 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000173568 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000173568 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000173568 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000173568 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000173567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000173567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000173567 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000173567 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000173567 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000173567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000173567 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000173567 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000173567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000033524 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000033524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000033524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000033524 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000033524 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000033524 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000033524 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000033524 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033524 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000033524 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000010897 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000010897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000010897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000010897 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000010897 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000010897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000010897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000010897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000010897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000010897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000010897 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000010897 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000010903 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010903 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010903 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
C000010903 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000010905 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010905 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010905 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
C000010905 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000010902 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010902 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010902 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
C000010902 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000191459 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191459 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000191459 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
C000191459 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
C000010907 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000010907 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000010907 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000010907 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000010909 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000010909 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000010909 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000010909 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000010906 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000010906 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000010906 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000010906 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000191460 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000191460 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000191460 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000191460 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000010911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010911 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
C000010911 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
C000010911 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000010911 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000010913 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010913 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
C000010913 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
C000010913 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000010913 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000010910 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010910 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
C000010910 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
C000010910 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000010910 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000191469 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000191469 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
C000191469 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
C000191469 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000191469 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000010915 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010915 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.10%
C000010915 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000010915 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000010915 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010917 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010917 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.10%
C000010917 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000010917 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000010917 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010914 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.10%
C000010914 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000010914 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000010914 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000191474 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000191474 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.10%
C000191474 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000191474 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000191474 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%